INVESTMENT IN JOINT VENTURE - Reconciliation to the share of (profit) loss of joint venture (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
NET REVENUES	$ 286,000
Income (loss)	(429,000)	$ (8,268,000)	$ 23,916,000
THI
Disclosure of joint ventures [line items]
NET REVENUES	711,000
Income (loss)	(47,000)
Amortization	91,000
Interest Income	62,000
Change in deferred income taxes	$ (19,000)